Share Capital and Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital and Warrants [Abstract]
Schedule of Summarized Changes to the Company’s Common Share Capital	The following table along with note 5 summarizes the changes to the Company’s common share capital:
	Number of shares	Amount($000’s)
Shares outstanding
Balance, December 31, 2021 and 2022	1	$15
Issuance of new common shares per De-Spac Transaction	43,690,533	-
Issuance for exercise of bond warrants	15,769,183	38,911
Issuance to MBSC shareholders – Class A and Class B	5,005,707	62,959
Issuance of new common shares for PIPE investment	4,177,091	56,630
Balance, December 31, 2023	68,642,515	$158,515

Schedule of Basic and Diluted Net Income (Loss) Per Share	The following table summarizes the Company’s basic and diluted net income (loss) per share:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Weighted average shares outstanding- basic	54,425,083	48,911,099	42,609,296
Dilutive effect of bond and performance warrants	-	21,019,068	5,488,834
Weighted average shares outstanding- diluted	54,425,083	69,930,167	48,098,130
Basic $ per share	$(2.49)	$2.69	$15.52
Diluted $ per share	$(2.49)	$1.88	$13.75

Schedule of Total Common Shares Issuable to Performance Warrant Holders	The table below summarizes the outstanding warrants as if the warrant exchange ratio used to exchange GRI common shares into Greenfire common shares had occurred on January 1, 2022 and equates to the total common shares issuable to performance warrant holders:
	Year ended December 31, 2023		Year ended December 31, 2022
	Number of Warrants	Weighted Average Exercise Price $US	Number of Warrants	Weighted Average Exercise Price $US
Performance Warrants outstanding
Balance, beginning of period	3,895,449	$2.89	-	$-
Performance warrants issued	186,257	8.35	4,159,546	2.91
Performance warrants forfeited	(38,820)	3.34	(264,097)	3.13
Performance warrants cancelled	(425,870)	3.15	-	-
Balance, end of period	3,617,016	$3.15	3,895,449	$2.89
Common shares issuable on exchange	3,617,016	-	3,895,449	-

Schedule of Fair Market Value of the Performance Warrants using Black Scholes Merton Valuation Model	The fair value of each performance warrant was estimated on its grant date using the Black Scholes Merton valuation model with the following assumptions:
	2023 Assumptions	2022 Assumptions
Average risk-free interest rate	4.2%	1.46%
Average expected dividend yield	-	-
Average expected volatility[1]	70%	60%
Average expected life (years)	2-5	3-5
[1]	Expected volatility has been based on historical share volatility of similar market participants